CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other Capital Reserves [Member] USD ($)	Other Capital Reserves [Member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive (Loss)/Income [Member] USD ($)	Other Comprehensive (Loss)/Income [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning Balance at Dec. 31, 2021		¥ 450,782		¥ 719,110		¥ (1,084,387)		¥ (10,821)		¥ 74,684		¥ 107,353		¥ 182,037
IfrsStatementLineItems [Line Items]
(Loss)/Profit for the period						1,949				1,949		1,724		3,673
Foreign currency translation adjustments								745		745				745
Total comprehensive (loss)/income						1,949		745		2,694		1,724		4,418
Ending Balance at Jun. 30, 2022		450,782		719,110		(1,082,438)		(10,076)		77,378		109,077		186,455
Beginning Balance at Dec. 31, 2022		450,782		735,319		(1,109,010)		(9,322)		67,769		109,680		177,449
IfrsStatementLineItems [Line Items]
(Loss)/Profit for the period						(10,742)				(10,742)		1,281	$ (1,304)	(9,461)
Foreign currency translation adjustments								(382)		(382)				(382)
Total comprehensive (loss)/income						(10,742)		(382)		(11,124)		1,281		(9,843)
Ending Balance at Jun. 30, 2023	$ 62,146	¥ 450,782	$ 101,374	¥ 735,319	$ (154,374)	¥ (1,119,752)	$ (1,340)	¥ (9,704)	$ 7,806	¥ 56,645	$ 15,298	¥ 110,961	$ 23,104	¥ 167,606